UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.

Portfolio of Investments

December 31, 2010 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

OIL FIELD SERVICES — 27.8%
Atwood Oceanics, Inc.*	676,100	$25,265,857
Baker Hughes Incorporated	696,575	39,823,193
Ensco plc	1,870,600	99,852,628
Patterson-UTI Energy, Inc.	1,934,100	41,679,855
Pride International, Inc.*	1,288,000	42,504,000
Rowan Companies, Inc.*	2,721,000	94,990,110
		$344,115,643
TECHNOLOGY — 18.5%
Arris Group, Inc.	585,400	6,568,188
Arrow Electronics, Inc.*	2,186,700	$74,894,475
Avnet, Inc. *	2,535,100	83,734,353
Western Digital Corporation*	1,879,600	63,718,440
		$228,915,456
OIL AND GAS EXPLORATION — 13.8%
Cabot Oil & Gas Corporation	93,200	$3,527,620
Cimarex Energy Co.	236,200	20,910,786
Newfield Exploration Company*	490,800	35,391,588
Rosetta Resources, Inc.*†	2,367,500	89,112,700
SM Energy Company	369,000	21,745,170
		$170,687,864
RETAILING — 6.9%
Charming Shoppes, Inc. *†	1,002,200	$3,557,810
Foot Locker, Inc.	2,184,816	42,866,090
Signet Jewelers Limited*	917,827	39,833,691
		$86,257,591
INDUSTRIAL PRODUCTS — 5.0%
Trinity Industries, Inc.	2,340,300	$62,275,383
BASIC MATERIALS — 1.1%
Reliance Steel & Aluminum Co.	268,908	$13,741,199
TOTAL COMMON STOCKS — 73.1% (Cost $463,012,087)		$905,993,136

U.S. TREASURIES
U.S. Treasury Note — 0.875% 1/31/11	$79,670,000	79,707,349
U.S. Treasury Note — 0.875% 3/31/12	99,500,000	99,655,469
TOTAL U.S. TREASURIES — 14.5% (Cost $179,690,896)		$179,362,818
TOTAL INVESTMENT SECURITIES — 87.6% (Cost $642,702,983)		$1,085,355,954

SHORT-TERM INVESTMENTS — 12.4% (Cost $153,506,146)
General Electric Company — 0.15% 1/3/11	$43,508,000	$43,507,638
Chevron Funding Corporation — 0.15% 1/4/11	50,000,000	49,999,375
Exxon Mobil Corporation — 0.13% 1/5/11	60,000,000	59,999,133
TOTAL SHORT-TERM INVESTMENTS		$153,506,146

TOTAL INVESTMENTS — 100.0% (Cost $796,209,129) — NOTE 2		$1,238,862,100
Other assets and liabilities, net — (0.0)%		(283,019)
NET ASSETS — 100.0%		$1,238,579,081

* Non-income producing securities

† Affiliate as defined in the Investment Company Act of 1940 by reason of ownership of 5% or more of its outstanding voting securities during the three-month period ended December 31, 2010.

Following is a summary of transactions in the securities of these affiliates during the three-month period ended December 31, 2010.

	Purchases	Sales	Realized	Dividend
	at Cost	at Cost	Gain/Loss	Income

Charming Shoppes, Inc	—	—	—	—
Rosetta Resources, Inc.	—	$6,286,400	$5,010,192	—

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith by, or under the direction of, the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2010:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$905,993,136	—	—	$905,993,136
U.S. Treasuries	179,362,818	—	—	179,362,818
Short-Term Investments	—	$153,506,146	—	153,506,146
Total Investments	$1,085,355,954	$153,506,146	—	$1,238,862,100

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$442,981,049
Gross unrealized depreciation:	(328,078)
Net unrealized appreciation:	$442,652,971

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ RIKARD B. EKSTRAND
Rikard B. Ekstrand, Co-Chief Executive Officer
(Principal Executive Officer)

Date:       February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA CAPITAL FUND, INC.

By:	/s/ RIKARD B. EKSTRAND
Rikard B. Ekstrand, Co-Chief Executive Officer
(Principal Executive Officer)

Date:       February 25, 2011

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:       February 25, 2011